Stock Deposits	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Notes to Financial Statements
Stock Deposits

The Company received deposits for future stock purchases during the year ended March 31, 2014 totaling $147,050. The Company signed subscription agreements with four investors on June 16, 2014 to grant 1,469,000 shares of common stock in exchange for the deposits. The remaining balance as of March 31, 2015 is $0.

The Company received deposits for future stock purchases during the year ended March 31, 2014 totaling $147,050. The Company signed subscription agreements with four investors on June 16, 2014 to grant 1,469,000 shares of common stock in exchange for the deposits. The remaining balance as of March 31, 2015 is $0.